FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 10,713	$ 11,867
Equipment Loans	151	$ 195
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	1,292
Equipment Loans	157
Finance Lease Obligations	1,228
Total	2,677
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	4,146
Equipment Loans	0
Finance Lease Obligations	0
Total	4,146
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,713
Minimum rental and lease payments	214
Equipment Loans	184
Finance Lease Obligations	1,734
Total	12,845
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,713
Minimum rental and lease payments	5,652
Equipment Loans	341
Finance Lease Obligations	2,962
Total	$ 19,668